Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Cash and Cash Equivalents [Text Block]	4. Cash and Cash Equivalents
	December 31,	December 31,
	2017	2016
Cash at Bank	$56,391	$23,252